RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10. RELATED PARTY TRANSACTIONS

Name of Related Party	Nature of Relationship
Michael Lee	Director and Chief Executive Officer of the Company
Winfield, Yongbiao Ding	Chief Financial Officer of the Company
Ford Moore	Director of the Company
Dave Milroy	Director of the Company
First Scion Investments Limited	Shareholder (>5% shareholding)

During the year ended September 30, 2021, Michael Lee provided management services to the Company with the amount of $30,000, paid $4,906 expenses on behalf of the Company, advanced $191,318 to the Company, and received $268 repayment in cash from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2021 is $415,347.

During the year ended September 30, 2022, Michael Lee provided management services to the Company with the amount of $30,000. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2022 is $98,971.

During the year ended September 30, 2023, Michael Lee provided management services to the Company with the amount of $80,000. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2023 is $138,302.

During the year ended September 30, 2024, Michael Lee provided management services to the Company with the amount of $80,000, paid $44,535 expenses on behalf of the Company, advanced $2,000 to the Company and received $108,554 repayment in cash from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2024 is $156,283.

On November 22, 2019, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.

On May 24, 2024, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.20 per share pursuant to his rights to exercise options.

On April 1, 2024, the Company issued 500,000 restricted shares to Ford Moore, a director of the Company, at $0.15 per share pursuant to his rights to exercise options. As of September 30, 2024, the total balance due to him, carried over from prior years, is $49,000.

On April 1, 2024, the Company issued 300,000 restricted shares to Dave Milroy, a director of the Company, at $0.15 per share pursuant to his rights to exercise options.

As of September 30, 2024, the total balance due to First Scion Investments Limited, carried over from prior years, is $75,722.